DFA International Value Portfolio

SHARE CLASS (TICKER): INSTITUTIONAL CLASS (DFIVX)

Summary Prospectus

July 21, 2015

Before you invest, you may want to review the Portfolio’s Prospectus, which contains more information about the Portfolio and its risks. You can find the Portfolio’s Prospectus and other information about the Portfolio, including the Statement of Additional Information (SAI) and most recent reports to shareholders, when available, online at http://us.dimensional.com/other/prospectuses. You can also get this information at no cost by calling collect to (512) 306-7400 or by sending an e-mail request to document_requests@dimensional.com. The Portfolio’s Prospectus and SAI, both dated February 28, 2015, as may be supplemented, are incorporated by reference into this Summary Prospectus.

Investment Objective

The investment objective of the DFA International Value Portfolio is to achieve long-term capital appreciation. The DFA International Value Portfolio is a Feeder Portfolio and pursues its objective by investing substantially all of its assets in its corresponding Master Fund, The DFA International Value Series (the “DFA International Value Series”) of The DFA Investment Trust Company (the “Trust”), which has the same investment objective and policies as the Portfolio.

Fees and Expenses of the Portfolio

This table describes the fees and expenses you may pay if you buy and hold shares of the DFA International Value Portfolio.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)*

Management Fee	0.60%
Other Expenses	0.03%
Total Annual Fund Operating Expenses	0.63%
Fee Waiver and/or Expense Reimbursement	0.20%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.43%

*	The “Management Fee” and “Total Annual Fund Operating Expenses” have been adjusted to reflect the Feeder Portfolio’s new investment management agreement that allows Dimensional Fund Advisors LP (the “Advisor”) to furnish both investment advisory and administration services directly to the Feeder Portfolio under a single agreement, effective July 21, 2015. The “Management Fee” includes an investment management fee payable by the Feeder Portfolio and an investment management fee payable by the Master Fund. For any period when the Feeder Portfolio is invested both directly in other funds managed by the Advisor (collectively, “Underlying Funds”) and directly in securities, the Advisor has contractually agreed to permanently waive the Feeder Portfolio’s direct investment management fee to the extent necessary to offset the proportionate share of any Underlying Fund’s investment management fee paid by the Feeder Portfolio through its investment in such Underlying Fund. The amounts set forth under “Other Expenses” and “Total Annual Fund Operating Expenses” reflect the direct expenses of the Feeder Portfolio and the indirect expenses of the Feeder Portfolio’s portion of the expenses of the Master Fund.

2    Dimensional Fund Advisors

EXAMPLE

This Example is meant to help you compare the cost of investing in the DFA International Value Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$44	$138	$241	$542

The Example reflects the aggregate estimated annual operating expenses of the DFA International Value Portfolio and the DFA International Value Portfolio’s portion of the expenses of the DFA International Value Series.

PORTFOLIO TURNOVER

The DFA International Value Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the DFA International Value Portfolio’s performance. During the most recent fiscal year, the DFA International Value Series’ portfolio turnover rate was 17% of the average value of its investment portfolio.

Principal Investment Strategies

The DFA International Value Portfolio invests substantially all of its assets in the DFA International Value Series. The DFA International Value Series, using a market capitalization weighted approach, purchases securities of large non-U.S. companies in countries with developed markets that Dimensional Fund Advisors LP (the “Advisor”) determines to be value stocks. A company’s market capitalization is the number of its shares outstanding times its price per share. In general, the higher the relative market capitalization of a large company within an eligible country, the greater its representation in the Series. The Advisor may modify market capitalization weights and even exclude companies after considering such factors as free float, momentum, trading strategies, liquidity management, and profitability, as well as other factors that the Advisor determines to be appropriate, given market conditions. Securities are considered value stocks primarily because a company’s shares have a high book value in relation to their market value. In assessing profitability, the Advisor may consider different ratios, such as that of earnings or profits from operations relative to book value or assets.

DFA International Value Portfolio Summary Prospectus    3

The DFA International Value Series intends to purchase securities of large companies associated with developed market countries that the Advisor has designated as approved markets. The Advisor determines the minimum market capitalization of a large company with respect to each country or region in which the Series invests. As of December 31, 2014, for the DFA International Value Series, the lowest minimum market capitalization of a large company in any country or region in which the DFA International Value Series invests was $1,394 million. This threshold will change due to market conditions.

The DFA International Value Series may gain exposure to companies associated with approved markets by purchasing equity securities in the form of depositary receipts, which may be listed or traded outside the issuer’s domicile country. The DFA International Value Series and the DFA International Value Portfolio each may use derivatives, such as futures contracts and options on futures contracts for foreign or U.S. equity securities and indices, to adjust market exposure based on actual or expected cash inflows to or outflows from the Series or Portfolio. The Series and Portfolio do not intend to use derivatives for purposes of speculation or leveraging investment returns.

The DFA International Value Series may lend its portfolio securities to generate additional income.

Principal Risks

Foreign Securities and Currencies Risk: Foreign securities prices may decline or fluctuate because of: (a) economic or political actions of foreign governments, and/or (b) less regulated or liquid securities markets. Investors holding these securities may also be exposed to foreign currency risk (the possibility that foreign currency will fluctuate in value against the U.S. dollar or that a foreign government will convert, or be forced to convert, its currency to another currency, changing its value against the U.S. dollar). The DFA International Value Series does not hedge foreign currency risk.

Market Risk: Even a long-term investment approach cannot guarantee a profit. Economic, political, and issuer-specific events will cause the value of securities, and the DFA International Value Series that owns them, and, in turn, the DFA International Value Portfolio itself, to rise or fall. Because the value of your investment in the Portfolio will fluctuate, there is the risk that you will lose money.

Value Investment Risk: Value stocks may perform differently from the market as a whole and following a value-oriented investment strategy may cause the Portfolio to at times underperform equity funds that use other investment strategies.

Derivatives Risk: Derivatives are instruments, such as futures and foreign exchange forward contracts, whose value is derived from that of other assets, rates or indices. The use of derivatives for non-hedging purposes may be considered more speculative than other types of investments. When the DFA International Value Series and the DFA International Value Portfolio use derivatives, the DFA International Value Portfolio will

4    Dimensional Fund Advisors

be directly exposed to the risks of that derivative. Derivative instruments are subject to a number of risks including counterparty, liquidity, interest rate, market, credit and management risks, and the risk of improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and the Portfolio could lose more than the principal amount invested.

Securities Lending Risk: Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the DFA International Value Series may lose money and there may be a delay in recovering the loaned securities. The DFA International Value Series could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain adverse tax consequences.

Cyber Security Risk: The DFA International Value Portfolio’s and its service providers’ use of internet, technology and information systems may expose the Portfolio to potential risks linked to cyber security breaches of those technological or information systems. Cyber security breaches, amongst other things, could allow an unauthorized party to gain access to proprietary information, customer data, or fund assets, or cause the Portfolio and/or its service providers to suffer data corruption or lose operational functionality.

Performance

The bar chart and table immediately following illustrate the variability of the DFA International Value Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year. The table illustrates how annualized one year, five year and ten year returns, both before and after taxes, compare with those of a broad measure of market performance. The DFA International Value Portfolio’s past performance (before and after taxes) is not an indication of future results. Updated performance information for the Portfolio can be obtained by visiting http://us.dimensional.com.

The after-tax returns presented in the table for the DFA International Value Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

DFA International Value Portfolio Summary Prospectus    5

DFA International Value Portfolio Institutional Class Shares

Highest Quarter: January 2005–December 2014	(4/09–6/09)	33.93
Lowest Quarter: January 2005–December 2014	(10/08–12/08)	-24.43

Annualized Returns (%)

Periods ending December 31, 2014

	1 YEAR	5 YEARS	10 YEARS
DFA International Value Portfolio
Return Before Taxes	-6.99%	4.19%	4.59%
Return After Taxes on Distributions	-8.08%	3.40%	3.76%
Return After Taxes on Distributions and Sale of Portfolio Shares	-3.18%	3.23%	3.66%
MSCI World ex USA Index (net dividends) (reflects no deduction for fees, expenses, or taxes on sales)	-4.32%	5.21%	4.64%

6    Dimensional Fund Advisors

Investment Advisor/Portfolio Management

Dimensional Fund Advisors LP serves as the investment advisor for the DFA International Value Portfolio and the DFA International Value Series. Dimensional Fund Advisors Ltd. and DFA Australia Limited serve as the sub-advisors for the DFA International Value Series. The following individuals are responsible for coordinating the day to day management of the DFA International Value Portfolio and the DFA International Value Series:

•	Karen Umland, Senior Portfolio Manager and Vice President of the Advisor, has been a portfolio manager since 1998.

•	Joseph H. Chi, Senior Portfolio Manager and Vice President of the Advisor, has been a portfolio manager since 2005.

•	Jed S. Fogdall, Senior Portfolio Manager and Vice President of the Advisor, has been a portfolio manager since 2004.

•	Henry F. Gray, Vice President of the Advisor, has been Head of Global Equity Trading since 2006.

•	Mary Phillips, Senior Portfolio Manager of the Advisor, has been a portfolio manager since 2014.

•	Bhanu P. Singh, Senior Portfolio Manager and Vice President of the Advisor, has been a portfolio manager since 2012.

Purchase and Redemption of Fund Shares

Investors may purchase or redeem shares of the DFA International Value Portfolio on each day that the NYSE is open for business, regardless of whether the Federal Reserve System is closed, by first contacting the Portfolio’s transfer agent at (888) 576-1167. Shareholders that invest in the DFA International Value Portfolio through a financial intermediary should contact their financial intermediary regarding purchase and redemption procedures. The DFA International Value Portfolio generally is available for investment only by institutional clients, clients of registered investment advisors, clients of financial institutions and a limited number of certain other investors as approved from time to time by the Advisor. All investments are subject to approval of the Advisor.

Tax Information

The dividends and distributions you receive from the DFA International Value Portfolio are taxable and generally will be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account, in which case taxes are deferred until withdrawal from the plan or account.

DFA International Value Portfolio Summary Prospectus    7

Dimensional Fund Advisors LP 6300 Bee Caves Road, Building One Austin, TX 78746 (512) 306-7400 RRD072115-DFIVX 00148982

DFA International Value Portfolio

SHARE CLASS (TICKER): CLASS R2 (DFIPX)

Summary Prospectus

July 21, 2015

Before you invest, you may want to review the Portfolio’s Prospectus, which contains more information about the Portfolio and its risks. You can find the Portfolio’s Prospectus and other information about the Portfolio, including the Statement of Additional Information (SAI) and most recent reports to shareholders, when available, online at http://us.dimensional.com/other/prospectuses. You can also get this information at no cost by calling collect to (512) 306-7400 or by sending an e-mail request to document_requests@dimensional.com, or from your financial intermediary. The Portfolio’s Prospectus and SAI, both dated February 28, 2015, as may be supplemented, are incorporated by reference into this Summary Prospectus.

Investment Objective

The investment objective of the DFA International Value Portfolio (the “DFA International Value Portfolio”) is to achieve long-term capital appreciation. The DFA International Value Portfolio is a Feeder Portfolio and pursues its objective by investing substantially all of its assets in its corresponding Master Fund, The DFA International Value Series (the “International Value Series” or “Master Fund”) of The DFA Investment Trust Company (the “Trust”), which has the same investment objective and policies as the Portfolio.

Fees and Expenses of the Portfolio

This table describes the fees and expenses you may pay if you buy and hold Class R2 shares of the DFA International Value Portfolio.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses (expenses that you pay each

year as a percentage of the value of your investment)*

Management Fee	0.60%
Other Expenses:
Shareholder Services Fees	0.25%	**
Other Expenses	0.03%
Total Other Expenses	0.28%
Total Annual Fund Operating Expenses	0.88%
Fee Waiver and/or Expense Reimbursement	0.20%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.68%

*	The “Management Fee” and “Total Annual Fund Operating Expenses” have been adjusted to reflect the Feeder Portfolio’s new investment management agreement that allows Dimensional Fund Advisors LP (the “Advisor”) to furnish both investment advisory and administration services directly to the Feeder Portfolio under a single agreement, effective July 21, 2015. The “Management Fee” includes an investment management fee payable by the Feeder Portfolio and an investment management fee payable by the Master Fund. For any period when the Feeder Portfolio is invested both directly in other funds managed by the Advisor (collectively, “Underlying Funds”) and directly in securities, the Advisor has contractually agreed to permanently waive the Feeder Portfolio’s direct investment management fee to the extent necessary to offset the proportionate share of any Underlying Fund’s investment management fee paid by the Feeder Portfolio through its investment in such Underlying Fund. The amounts set forth under “Other Expenses” and “Total Annual Fund Operating Expenses” reflect the direct expenses of the Feeder Portfolio and the indirect expenses of the Feeder Portfolio’s portion of the expenses of the Master Fund.
**	An amount up to 0.25% of the average net assets of the Portfolio’s Class R2 shares may be used to compensate service agents that provide shareholder servicing, record keeping, account maintenance and other services to investors in the Portfolio’s Class R2 shares (“Shareholder Services Agent”).

2    Dimensional Fund Advisors

EXAMPLE

This Example is meant to help you compare the cost of investing in the DFA International Value Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and the operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$69	$218	$379	$847

The Example reflects the aggregate estimated annual operating expenses of the DFA International Value Portfolio and the DFA International Value Portfolio’s portion of the expenses of the International Value Series.

PORTFOLIO TURNOVER

The International Value Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the DFA International Value Portfolio’s performance. During the most recent fiscal year, the International Value Series’ portfolio turnover rate was 17% of the average value of its investment portfolio.

Principal Investment Strategies

The DFA International Value Portfolio invests substantially all of its assets in the International Value Series. The International Value Series, using a market capitalization weighted approach, purchases securities of large non-U.S. companies in countries with developed markets that Dimensional Fund Advisors LP (the “Advisor”) determines to be value stocks. A company’s market capitalization is the number of its shares outstanding times its price per share. In general, the higher the relative market capitalization of a large company within an eligible country, the greater its representation in the Series. The Advisor may modify market capitalization weights and even exclude companies after considering such factors as free float, momentum, trading strategies, liquidity management, profitability and other factors that the Advisor determines to be appropriate, given market conditions. Securities are considered value stocks primarily because a company’s shares have a high book value in relation to their market value. In assessing profitability, the Advisor may consider different ratios, such as that of earnings or profits from operations relative to book value or assets.

DFA International Value Portfolio Summary Prospectus    3

The International Value Series intends to purchase securities of large companies associated with developed market countries that the Advisor has designated as approved markets. The Advisor determines the minimum market capitalization of a large company with respect to each country or region in which the Series invests. As of December 31, 2014, for the International Value Series, the lowest minimum market capitalization of a large company in any country or region in which the International Value Series invests was $1,394 million. This threshold will change due to market conditions.

The International Value Series may gain exposure to companies associated with approved markets by purchasing equity securities in the form of depositary receipts, which may be listed or traded outside the issuer’s domicile country. The International Value Series and the DFA International Value Portfolio each may use derivatives, such as futures contracts and options on futures contracts for foreign or U.S. equity securities and indices, to adjust market exposure based on actual or expected cash inflows to or outflows from the Series or Portfolio. The Series and Portfolio do not intend to use derivatives for purposes of speculation or leveraging investment returns.

The International Value Series may lend its portfolio securities to generate additional income.

Principal Risks

Foreign Securities and Currencies Risk: Foreign securities prices may decline or fluctuate because of: (a) economic or political actions of foreign governments, and/or (b) less regulated or liquid securities markets. Investors holding these securities may also be exposed to foreign currency risk (the possibility that foreign currency will fluctuate in value against the U.S. dollar or that a foreign government will convert, or be forced to convert, its currency to another currency, changing its value against the U.S. dollar). The International Value Series does not hedge foreign currency risk.

Market Risk: Even a long-term investment approach cannot guarantee a profit. Economic, political, and issuer-specific events will cause the value of securities, and the International Value Series that owns them, and, in turn, the DFA International Value Portfolio itself, to rise or fall. Because the value of your investment in the Portfolio will fluctuate, there is the risk that you will lose money.

Value Investment Risk: Value stocks may perform differently from the market as a whole and following a value-oriented investment strategy may cause the Portfolio to at times underperform equity funds that use other investment strategies.

Derivatives Risk: Derivatives are instruments, such as futures and foreign exchange forward contracts, whose value is derived from that of other assets, rates or indices. The use of derivatives for non-hedging purposes may be considered more speculative than other types of investments. When the International Value Series and the DFA

4    Dimensional Fund Advisors

International Value Portfolio use derivatives, the DFA International Value Portfolio will be directly exposed to the risks of that derivative. Derivative instruments are subject to a number of risks including counterparty, liquidity, interest rate, market, credit and management risks, and the risk of improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and the Portfolio could lose more than the principal amount invested.

Securities Lending Risk: Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the International Value Series may lose money and there may be a delay in recovering the loaned securities. The International Value Series could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain adverse tax consequences.

Cyber Security Risk: The DFA International Value Portfolio’s and its service providers’ use of internet, technology and information systems may expose the Portfolio to potential risks linked to cyber security breaches of those technological or information systems. Cyber security breaches, amongst other things, could allow an unauthorized party to gain access to proprietary information, customer data, or fund assets, or cause the Portfolio and/or its service providers to suffer data corruption or lose operational functionality.

Performance

The bar chart and table immediately following illustrate the variability of the DFA International Value Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the performance of the Portfolio’s Class R2 shares from year to year. The table illustrates how annualized one year, five year and since inception returns of the Class R2 shares of the Portfolio compare with those of a broad measure of market performance. The DFA International Value Portfolio’s past performance is not an indication of future results. Updated performance information for the Portfolio can be obtained by visiting http://us.dimensional.com.

DFA International Value Portfolio Summary Prospectus    5

DFA International Value Portfolio Class R2 Shares

Highest Quarter: January 2009–December 2014	(4/09–6/09)	33.78
Lowest Quarter: January 2009–December 2014	(7/11–9/11)	-23.11

Annualized Returns (%)

For the periods ending December 31, 2014

	1 YEAR	5 YEARS	SINCE 4/30/08 INCEPTION
DFA International Value Portfolio
Return Before Taxes	-7.26%	3.91%	-0.90%
MSCI World ex USA Index (net dividends) (reflects no deduction for fees, expenses, or taxes on sales)	-4.32%	5.21%	0.14%

6    Dimensional Fund Advisors

Investment Advisor/Portfolio Management

Dimensional Fund Advisors LP serves as the investment advisor for the DFA International Value Portfolio and the International Value Series. Dimensional Fund Advisors Ltd. and DFA Australia Limited serve as the sub-advisors for the International Value Series. The following individuals are responsible for coordinating the day to day management of the DFA International Value Portfolio and the International Value Series:

•	Karen Umland, Senior Portfolio Manager and Vice President of the Advisor, has been a portfolio manager since 1998.

•	Joseph H. Chi, Senior Portfolio Manager and Vice President of the Advisor, has been a portfolio manager since 2005.

•	Jed S. Fogdall, Senior Portfolio Manager and Vice President of the Advisor, has been a portfolio manager since 2004.

•	Henry F. Gray, Vice President of the Advisor, has been Head of Global Equity Trading since 2006.

•	Bhanu P. Singh, Senior Portfolio Manager and Vice President of the Advisor, has been a portfolio manager since 2012.

•	Mary Phillips, Senior Portfolio Manager of the Advisor, has been a portfolio manager since 2014.

Purchase and Redemption of Fund Shares

Class R2 shares of the Portfolio are generally sold only to defined contribution plans and other similar group benefit plans that are exempt from taxation under the Internal Revenue Code and employer sponsored non-qualified deferred compensation plans (“Retirement Plans”). Investors who are considering an investment in the Portfolio should contact their employer or the Shareholder Services Agent for the Retirement Plan for details about the purchase procedures and the classes of shares that are available for purchase. A participant in a Retirement Plan or a client of an institution who desires to redeem shares of the Portfolio must furnish a redemption request to the Shareholder Services Agent designated under the Retirement Plan or by the institution. All investments are subject to approval of the Advisor.

Tax Information

The dividends and distributions you receive from the DFA International Value Portfolio are taxable and generally will be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account, in which case taxes are deferred until withdrawal from the plan or account.

DFA International Value Portfolio Summary Prospectus    7

Payments to Financial Intermediaries

The Class R2 shares of the Portfolio may pay financial intermediaries (such as Shareholder Services Agents) for performing certain shareholder services. These payments may create a conflict of interest by influencing the financial intermediary to recommend the Portfolio over another investment. Ask your Shareholder Services Agent or visit your financial intermediary’s website for more information.

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Dimensional Fund Advisors LP 6300 Bee Caves Road, Building One Austin, TX 78746 (512) 306-7400 RRD072115-DFIPX 00149038